FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ---------

                 TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 06/30/06
                          ---------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
                                                                COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.3%
  AUTOMOBILES 3.0%
  AvtoVAZ .................................................      Russia         160,150    $  8,568,025
                                                                                           ------------
  CHEMICALS 3.6%
  BorsodChem Rt. ..........................................     Hungary         482,237       5,555,304
  Uralkaliy ...............................................      Russia       3,233,000       4,752,510
                                                                                           ------------
                                                                                             10,307,814
                                                                                           ------------
  COMMERCIAL BANKS 9.5%
  Promstroibank St. Petersburg ............................      Russia       2,878,200       2,878,200
  Sberbank RF .............................................      Russia          14,231      24,263,855
                                                                                           ------------
                                                                                             27,142,055
                                                                                           ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 13.8%
  Sibirtelecom ............................................      Russia     146,940,180       9,257,231
  Southern Telecommunications Co. .........................      Russia      63,812,635       6,700,327
  Telekomunikacja Polska SA ...............................      Poland         994,000       6,256,885
  Uralsvyazinform .........................................      Russia      99,690,000       3,379,491
  VolgaTelecom ............................................      Russia       3,685,789      11,315,372
a VolgaTelecom, ADR .......................................      Russia         407,000       2,498,980
                                                                                           ------------
                                                                                             39,408,286
                                                                                           ------------
  ELECTRIC UTILITIES 11.7%
a Pyataya Generiruyushchaya Kompaniya Optovogo ............      Russia     100,282,000       6,999,283
  Unified Energy Systems ..................................      Russia      38,090,429      26,472,848
                                                                                           ------------
                                                                                             33,472,131
                                                                                           ------------
  ENERGY EQUIPMENT & SERVICES 1.0%
b C.A.T. oil AG, 144A .....................................     Austria         138,000       2,838,707
                                                                                           ------------
  FOOD & STAPLES RETAILING 0.3%
b Cherkizovo Group OJSC, GDR, 144A ........................      Russia          65,000         897,000
                                                                                           ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
a JSC Mashinostroitelniy Zavod ............................      Russia           4,240       1,288,960
                                                                                           ------------
  MACHINERY 0.5%
a Saturn Research & Production Association ................      Russia      14,385,900       1,399,748
                                                                                           ------------
  METALS & MINING 16.7%
a Chelyabinsk Pipe Works ..................................      Russia       3,180,000       4,642,800
  Cherepovets Mk Severstal ................................      Russia       1,655,300      17,628,945
  Mining and Metallurgical Co. Norilsk Nickel .............      Russia         158,300      20,579,000
a ZAO Polyus Gold Co. .....................................      Russia         115,560       4,969,080
                                                                                           ------------
                                                                                             47,819,825
                                                                                           ------------
  OIL, GAS & CONSUMABLE FUELS 22.6%
  Gazprom .................................................      Russia       1,048,000      11,004,000
a JSC Salavatnefteorgsintez ...............................      Russia         129,000       6,901,500
  LUKOIL, ADR .............................................      Russia         466,500      38,836,125
  Surgutneftegaz ..........................................      Russia       3,291,700       4,871,716
  Tatneft .................................................      Russia         752,700       2,928,003
                                                                                           ------------
                                                                                             64,541,344
                                                                                           ------------


                                          Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

-------------------------------------------------------------------------------------------------------
                                                                COUNTRY       SHARES           VALUE
-------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PHARMACEUTICALS 11.5%
  Egis RT .................................................     Hungary        132,771     $ 16,351,108
c Pliva d.d., GDR, Reg S ..................................     Croatia        554,800       15,023,984
  Veropharm ...............................................      Russia         55,000        1,372,250
                                                                                           ------------
                                                                                             32,747,342
                                                                                           ------------
  WIRELESS TELECOMMUNICATION SERVICES 2.6%
a Mobile Telesystems, ADR .................................      Russia        253,800        7,471,872
                                                                                           ------------
  TOTAL INVESTMENTS (COST $98,903,932) 97.3% ..............                                 277,903,109
  OTHER ASSETS, LESS LIABILITIES 2.7% .....................                                   7,646,746
                                                                                           ------------
  NET ASSETS 100.0% .......................................                                $285,549,855
                                                                                           ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

a Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2006, the value of these securities was $3,735,707, representing 1.31% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2006 the value of this security was $15,023,984, representing 5.26% of net assets.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $ 98,903,932
                                                      ------------

Unrealized appreciation ...........................   $180,990,725
Unrealized depreciation ...........................     (1,991,548)
                                                      ------------
Net unrealized appreciation (depreciation) ........   $178,999,177
                                                      ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 28, 2006